Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Federal:
Current									$ 49,782	$ 46,376	$ 40,314
Deferred									(7,858)	1,916	8,952
Federal									41,924	48,292	49,266
State:
Current									5,310	4,557	4,243
Deferred									(1,486)	(330)	(116)
State									3,824	4,227	4,127
Total
Current									55,092	50,933	44,557
Deferred									(9,344)	1,586	8,836
Income tax expense (benefit)	$ 7,993	$ 9,458	$ 9,874	$ 18,423	$ 12,970	$ 11,309	$ 13,873	$ 14,367	$ 45,748	$ 52,519	$ 53,393